Aircraft and Transportation Service Expenses - Summary of Aircraft and Transportation Service Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Landing and navigation fees	¥ 14,910	¥ 13,109	¥ 11,510
Ground service and other charges	8,025	7,106	6,398
Airport and transportation service expenses	¥ 22,935	¥ 20,215	¥ 17,908